Organization and Principal Activities (The VIE Arrangements) (Details)	12 Months Ended
Dec. 31, 2015
Business operation agreements [Member]
Variable Interest Entity [Line Items]
Term of contractual arrangements	10 years
Technology consulting and services agreements [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Term of contractual arrangements	3 years
Technology consulting and services agreements [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Term of contractual arrangements	10 years
Equity disposition agreements [Member]
Variable Interest Entity [Line Items]
Term of contractual arrangements	10 years
Loan agreements [Member]
Variable Interest Entity [Line Items]
Term of contractual arrangements	10 years
Equity interest in VIEs	100.00%
Equity pledge agreements [Member]
Variable Interest Entity [Line Items]
Term of contractual arrangements	10 years
Power of attorney [Member]
Variable Interest Entity [Line Items]
Term of contractual arrangements	10 years